Total
The Hartford Quality Bond Fund
The Hartford Quality Bond Fund
Investment Objective.
The Fund seeks to maximize total return while providing a high level of current income consistent with prudent investment risk.
Your Expenses.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 123 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class Y, or Class F shares. Please contact your financial intermediary for more information regarding whether you may be required to pay a transaction fee or a commission.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - The Hartford Quality Bond Fund	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The Hartford Quality Bond Fund		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Management fees		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none	none
Other expenses	[1]	0.29%	0.27%	0.23%	0.37%	0.32%	0.27%	0.26%	0.15%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[2]	0.95%	1.68%	0.64%	1.28%	0.98%	0.68%	0.67%	0.56%
Fee waiver and/or expense reimbursement	[3]	0.09%	0.07%	0.03%	0.08%	0.03%	0.03%	0.12%	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	0.86%	1.61%	0.61%	1.20%	0.95%	0.65%	0.55%	0.45%
[1]	"Other expenses" for Class Y have been restated to reflect the estimated transfer agency fees for the current year.
[2]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Other expenses" for Class Y.
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 0.85% (Class A), 1.60% (Class C), 0.60% (Class I), 1.19% (Class R3), 0.94% (Class R4), 0.64% (Class R5), 0.54% (Class Y), and 0.44% (Class F). This contractual arrangement will remain in effect until February 28, 2021 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Example.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

You invest $10,000

Your investment has a 5% return each year

The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

You reinvest all dividends and distributions

You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - The Hartford Quality Bond Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	534	731	943	1,556
Class C	264	523	906	1,981
Class I	62	202	354	796
Class R3	122	398	695	1,538
Class R4	97	309	539	1,199
Class R5	66	215	376	844
Class Y	56	202	361	823
Class F	46	168	302	691

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - The Hartford Quality Bond Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	534	731	943	1,556
Class C	164	523	906	1,981
Class I	62	202	354	796
Class R3	122	398	695	1,538
Class R4	97	309	539	1,199
Class R5	66	215	376	844
Class Y	56	202	361	823
Class F	46	168	302	691

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategy.
The Fund seeks to achieve its investment objective by investing in securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a total return perspective while providing current income. The Fund normally invests at least 80% of its assets in investment grade, fixed-income securities. Investment grade securities are securities that are rated investment grade by a nationally recognized statistical rating organization (“NRSRO’’), or are considered by Wellington Management to be of equivalent credit quality. The Fund generally invests a significant portion of its assets in mortgage-related securities, such as agency mortgage-backed securities, non-agency mortgage-backed securities and collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities, although the amount the Fund invests in such securities may change significantly from time to time based on current market conditions. The Fund is permitted to invest without limitation in mortgage-backed securities issued by U.S. Government agencies, instrumentalities or sponsored enterprises including the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund may invest up to 30% of its net assets in non-agency residential and commercial mortgage-backed securities and asset backed securities, including collateralized loan obligations. The Fund may invest in both U.S. Treasury obligations and in obligations of U.S. Government agencies or instrumentalities. The Fund may use reverse repurchase transactions, repurchase agreements and dollar rolls. The Fund may use derivative instruments, including futures contracts, options, and swaps, to enhance returns, manage portfolio risk or for other investment purposes. The Fund may trade securities actively and may invest in debt securities of any maturity. The Fund normally maintains a dollar weighted average duration of between 1 and 8 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives, such as interest rate swaps and futures that may be used to manage the Fund’s interest rate risk. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the “to be announced” (TBA) market. The Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers.

PRINCIPAL RISKS.
The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Interest Rate Risk −The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. remain near historic lows and the Federal Reserve Board may raise interest rates. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.

Credit Risk −Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Mortgage-Related and Asset-Backed Securities Risk −Mortgage-related and asset-backed securities represent interests in “pools” of assets. These securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). The value of these securities will be influenced by factors affecting the assets underlying such securities. If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. During periods of difficult or frozen credit markets, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

U.S. Government Securities Risk −Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.

Collateralized Loan Obligations Risk −Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

To Be Announced (TBA) Transactions Risk −TBA investments include when-issued and delayed delivery securities and forward commitments. TBA transactions involve the risk that the security the Fund buys will lose value prior to its delivery. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The Fund may also take a short position in a TBA investment when it owns or has the right to obtain, at no added cost, identical securities. If the Fund takes such a short position, it may reduce the risk of a loss if the price of the securities declines in the future, but will lose the opportunity to profit if the price rises.

Call Risk −Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Restricted Securities Risk −Restricted securities are subject to the risk that they may be difficult to sell at the time and price the Fund prefers.

Derivatives Risk −Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Leverage Risk −Certain transactions, such as the use of derivatives, may give rise to leverage. Leverage can increase market exposure, increase volatility in the Fund, magnify investment risks, and cause losses to be realized more quickly. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Futures and Options Risks −Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

Swaps Risk −A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Active Investment Management Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.

Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

Reverse Repurchase Agreements Risk −Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements carry the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price. The Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of securities. The use of reverse repurchase agreements may increase the possibility of fluctuation in the Fund’s net asset value.

Repurchase Agreements Risk −Repurchase agreements involve the purchase of securities held by the Fund with an agreement to resell the securities at an agreed-upon price, date and interest payment. Repurchase transactions are subject to credit risk and the risk that the counterparty will not fulfill its obligations under the agreement. In addition, repurchase agreements carry the risk that the market value of the securities purchased may increase above the resell value, which means the Fund would be required to sell the securities back at a price below what they are worth.

Dollar Rolls Risk −The Fund may enter into dollar rolls in which the Fund will sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (the same type and coupon) securities on a specified future date to the same party. Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold or that the counterparty may be unable to fulfill its obligations. These transactions may involve leverage.

Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

PAST PERFORMANCE.
The performance information indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:

Assume reinvestment of all dividends and distributions

Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.

The bar chart:

Shows how the Fund’s total return has varied from year to year

Returns do not include sales charges. If sales charges were reflected, returns would have been lower

Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 2.62% (2nd quarter, 2014) Lowest -3.05% (2nd quarter, 2013)
Average Annual Total Returns.
Average annual total returns for periods ending December 31, 2019 (including sales charges)
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - The Hartford Quality Bond Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Class A	Class A - Return Before Taxes	2.20%		1.31%		1.51%		Nov. 30, 2012
Class C	Class C - Return Before Taxes	5.16%		1.46%		1.38%		Nov. 30, 2012
Class I	Class I - Return Before Taxes	7.38%		2.52%		2.44%		Nov. 30, 2012
Class R3	Class R3 - Return Before Taxes	6.45%		1.97%		1.86%		Nov. 30, 2012
Class R4	Class R4 - Return Before Taxes	7.18%		2.45%		2.29%		Nov. 30, 2012
Class R5	Class R5 - Return Before Taxes	7.19%		2.64%		2.51%		Nov. 30, 2012
Class Y	Class Y - Return Before Taxes	7.58%		2.64%		2.52%		Nov. 30, 2012
Class F	Class F - Return Before Taxes	7.41%	[1]	2.59%	[1]	2.49%	[1]	Nov. 30, 2012
After Taxes on Distributions | Class A	Class A - After Taxes on Distributions	1.19%		0.36%		0.67%		Nov. 30, 2012
After Taxes on Distributions and Sale of Fund Shares | Class A	Class A - After Taxes on Distributions and Sale of Fund Shares	1.29%		0.57%		0.78%		Nov. 30, 2012
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%		3.05%		2.66%		Nov. 30, 2012
[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund's Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.